Capital and reserve - Share Capital and Share Premium (Details) - shares	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2014	Dec. 31, 2013	Mar. 12, 2012	Apr. 07, 2011
Capital and reserve
Number of shares authorised	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	365,000,000	365,000,000	360,000,000
Number of shares outstanding	412,450,256	412,450,256	411,208,000